10. Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Beginning balance	$ 3,472	$ 3,192
New loans	4,189	5,716
Repayments	(5,809)	(5,436)
Ending balance	$ 1,852	$ 3,472